Adjusting Items Included In Profit From Operations - Other Adjusting Items - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Profit from Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses	£ 94		£ 31	£ 656
Litigation expense included in other operating expense	23		35	87
Impairment and associated costs in respect of assets/liabilities held-for-sale	£ 71
Amount recognised in relation to prior year			£ 15	40
Florida, Texas, Minnesota and Mississippi | R J Reynolds Tobacco Company
Profit from Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses		£ 400
Twisp | South Africa
Profit from Operations [Line Items]
Impairment of goodwill				£ 11
Ongoing Challenging Operating Environment | Malaysia
Profit from Operations [Line Items]
Impairment of goodwill		£ 198
Excise dispute in Russia | Russia
Profit from Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses					£ 202